UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Pittsburgh, Pennsylvania        August 14, 2007

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         47

Form 13F Information Table Value Total:         $897,980,681

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Acergy S.A.                  Com    00443E104     7,877,845    350,750  Sole                 0   350,750
Acusphere Inc.               Com    00511R870     6,565,459  2,686,762  Sole         2,686,762         0
American Axle & Mfg. Holding Com    024061103    11,308,171    381,775  Sole                 0   381,775
American International Group Com    026874107    42,009,436    599,878  Sole           436,900   162,978
Barrick Gold Corp.           Com    067901108     8,457,626    290,940  Sole           125,700   165,240
Calamp Corp.                 Com    128126109     6,773,200  1,640,000  Sole         1,640,000         0
Chevron Texaco Corp.         Com    166764100       221,383      2,628  Sole                 0     2,628
Cisco Systems                Com    17275R102    26,917,749    966,526  Sole           500,800   465,726
Citigroup Inc.               Com    172967101     6,688,802    130,411  Sole                 0   130,411
Coca Cola Co.                Com    191216100    25,833,184    493,848  Sole           330,300   163,548
Cooper Tire & Rubber         Com    216831107    13,659,226    494,541  Sole                 0   494,541
Direct TV Group              Com    25459L106    59,104,313  2,557,521  Sole         2,023,200   534,321
Ditech Networks Inc.         Com    25500T108    10,965,607  1,338,902  Sole         1,338,902         0
Ebay Inc.                    Com    278642103     6,304,062    195,900  Sole                 0   195,900
Exxon Mobil Corp.            Com    30231G102       296,600      3,536  Sole                 0     3,536
Fairchild Semiconductor      Com    303726103    11,192,231    579,308  Sole                 0   579,308
FiberTower Corp.             Com    31567R100    17,776,901  4,105,520  Sole         3,322,218   783,302
First Marblehead Corp.       Com    320771108    32,420,505    839,040  Sole           598,500   240,540
General Electric             Com    369604103    46,458,390  1,213,647  Sole           835,000   378,647
Helix Energy Solutions       Com    42330P107    41,647,881  1,043,545  Sole           657,900   385,645
Home Depot                   Com    437076102    23,963,559    608,985  Sole           387,500   221,485
Magellan Health Services - N Com    559079207    52,900,706  1,138,384  Sole           830,200   308,184
Mellon Financial             Com    58551A108    13,201,584    300,036  Sole           132,200   167,836
Microsoft Corp.              Com    594918104     9,605,894    325,955  Sole                 0   325,955
Motorola                     Com    620076109     4,997,064    282,320  Sole                 0   282,320
NCR Corp.                    Com    62886E108    29,786,188    566,924  Sole           327,200   239,724
Newell Rubbermaid Inc.       Com    651229106     7,512,302    255,260  Sole                 0   255,260
Nokia Corp.                  Com    654902204    10,588,981    376,698  Sole                 0   376,698
North Pittsburgh Systems Inc Com    661562108     7,190,320    338,368  Sole           337,200     1,168
Peak International Ltd.      Com    G69586108     3,006,691  1,062,435  Sole                 0 1,062,435
Pfizer Inc.                  Com    717081103    31,690,895  1,239,378  Sole           860,100   379,278
Pharmion Corp.               Com    71715B409    38,504,225  1,330,025  Sole           923,300   406,725
Plato Learning Inc.          Com    72764Y100    13,530,670  2,941,450  Sole         2,001,300   940,150
PNC Financial Services Group Com    693475105       312,661      4,368  Sole                 0     4,368
Quantum Corporation          Com    747906204     9,529,575  3,006,175  Sole         1,253,100 1,753,075
Radyne Corp.                 Com    750611402     2,129,732    199,600  Sole           157,300    42,300
Sanofi Aventis               Com    80105N105    15,375,287    381,805  Sole           191,000   190,805
Spectrum Control             Com    847615101     2,415,106    143,075  Sole            31,300   111,775
Sprint Nextel                Com    852061100    86,878,973  4,195,025  Sole         3,212,200   982,825
Time Warner Inc.             Com    887317105     2,075,701     98,655  Sole                 0    98,655
Tollgrade Communications     Com    889542106       609,980     57,818  Sole                 0    57,818
Tyco International Ltd.      Com    902124106    54,438,247  1,611,076  Sole         1,155,500   455,576
Verizon Communications       Com    92343V104       206,221      5,009  Sole                 0     5,009
Wal-Mart Stores              Com    931142103    37,483,588    779,123  Sole           541,800   237,323
Wilsons The Leather Experts  Com    972463103    17,242,370 13,142,771  Sole        12,014,666 1,128,105
Winn-Dixie Stores            Com    974280307    30,692,481  1,047,525  Sole           613,000   434,525
WSFS Financial               Com    929328102    10,749,858    164,296  Sole                 0   164,296

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